Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

A.     Description of segments
Our segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires that financial information be reported on the basis that is used internally for measuring segment performance. Internally, we report information for operating segments based on management responsibility. Our operating segments offer primarily the same types of services within each of the respective segments. The operating segments are as follows:

•	North America - Includes our operations in the United States and Canada that serve local dealers and customers.

•
Europe and Caterpillar Power Finance - This segment includes our operations that serve dealers and customers in Europe, Africa, Middle East and the Commonwealth of Independent States.  This segment also includes Caterpillar Power Finance (CPF), which finances marine vessels with Caterpillar engines worldwide and also provides debt financing for Caterpillar electrical power generation, gas compression and co-generation systems, as well as non-Caterpillar equipment that is powered by these systems worldwide.

•	Asia/Pacific - This segment includes our operations in Australia, China, Japan, South Korea and Southeast Asia that serve local dealers and customers.

•	Latin America - Includes our operations in Brazil, Mexico and Chile that serve local dealers and customers in Central and South America.

•	Mining - This segment includes large mining customers worldwide. This segment also provides project financing in various countries.

B.     Measurement and reconciliations
Cash, debt and other expenses are allocated to operating segments based on their respective portfolios. The related Interest expense is calculated based on the amount of allocated debt and the rates associated with that debt. Effective January 1, 2013, the performance of each segment is assessed based on a consistent leverage ratio. The Provision for credit losses included in each operating segment's profit is based on each operating segment's share of the Company's Allowance for credit losses.

To align with changes in executive management responsibilities and measurement of segment performance, our management reporting was updated effective January 1, 2013. Prior year data has been revised to conform to the 2013 presentation.

Reconciling items are created based on accounting differences between operating segment reporting and our consolidated external reporting. For the reconciliation of profit before income taxes, we have grouped the reconciling items as follows:

•
Unallocated - This item is related to corporate requirements and strategies that are considered to be for the benefit of the entire organization. Also included are the consolidated results of the special purpose corporation (see Note 7 for additional information) and other miscellaneous items.

•	Timing - Timing differences in the recognition of costs between operating segment reporting and consolidated external reporting.

•	Methodology - Methodology differences between our operating segment reporting and our consolidated external reporting are as follows:

◦	Segment assets include off-balance sheet managed assets for which we typically maintain servicing responsibilities.

◦	The impact of the difference between the actual leverage and the segment leverage ratios is included as a methodology difference.

◦	Interest expense includes realized forward points on foreign currency forward contracts, with the mark-to-market elements of the forward exchange contracts included as a methodology difference.

◦	The profit attributable to noncontrolling interests is considered a component of segment profit.

As noted above, the operating segment information is presented on a management-reporting basis. Unlike financial reporting, there is no authoritative guidance for management reporting equivalent to U.S. GAAP.

Supplemental segment data and reconciliations to consolidated external reporting for the years ended December 31 was as follows:

(Millions of dollars) 2012	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2012	Capital expenditures
North America	$938	$263	$270	$274	$15	$11,305	$565
Europe and CPF	467	84	134	76	65	7,785	243
Asia/Pacific	399	132	155	23	24	6,151	133
Latin America	389	111	141	64	26	4,973	172
Mining	451	60	90	250	27	3,212	545
Total Segments	2,644	650	790	687	157	33,426	1,658
Unallocated	73	(93)	61	1	1	1,529	—
Timing	(24)	(6)	—	—	3	17	2
Methodology	—	40	(50)	—	—	(61)	—
Inter-segment Eliminations	—	—	—	—	—	(169)	—
Total	$2,693	$591	$801	$688	$161	$34,742	$1,660

2011	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2011	Capital expenditures
North America	$959	$222	$303	$276	$34	$10,867	$530
Europe and CPF	506	37	166	89	105	6,922	118
Asia/Pacific	333	112	129	16	28	4,605	42
Latin America	350	111	127	47	17	3,995	175
Mining	446	72	90	260	3	2,635	321
Total Segments	2,594	554	815	688	187	29,024	1,186
Unallocated	73	(92)	69	2	2	1,253	3
Timing	(22)	6	—	—	(13)	67	1
Methodology	—	36	(57)	—	—	15	—
Inter-segment Eliminations	—	—	—	—	—	(247)	—
Total	$2,645	$504	$827	$690	$176	$30,112	$1,190

2010	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2010	Capital expenditures
North America	$982	$37	$369	$302	$120	$10,897	$512
Europe and CPF	502	64	201	92	50	7,219	120
Asia/Pacific	441	96	136	133	25	4,360	21
Latin America	297	102	119	29	9	3,432	109
Mining	252	45	64	131	(3)	1,518	156
Total Segments	2,474	344	889	687	201	27,426	918
Unallocated	103	(47)	76	3	—	1,415	40
Timing	(25)	(17)	—	—	12	113	1
Methodology	—	49	(48)	—	—	(21)	—
Inter-segment Eliminations	—	—	—	—	—	(181)	—
Total	$2,552	$329	$917	$690	$213	$28,752	$959

Inside and outside the United States:

(Millions of dollars)
	2012	2011	2010
Revenues
Inside U.S.	$1,142	$1,112	$1,138
Inside Canada	347	374	362
Inside Australia	301	259	222
All other	903	900	830
Total	$2,693	$2,645	$2,552

Equipment on Operating Leases and Non-Leased Equipment (included in Other Assets), Net	2012	2011	2010
Inside U.S.	$1,218	$986	$1,044
Inside Canada	761	771	818
Inside Australia	342	314	343
All other	742	592	567
Total	$3,063	$2,663	$2,772